Financial Instruments by Category as Restated - Summary of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	$ 146,876	$ 34,371
Financial liabilities at fair value through profit and loss	87,900
Trade And Notes Payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	7,043	5,238
Warrant Liability
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at fair value through profit and loss	87,900
Financial Liabilities included in Other Payables and Accruals
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	16,867	25,760
Lease liabilities [member]
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	2,504	$ 3,373
Interest Bearing Loan And Borrowings
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	$ 120,462